Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Summary of property and equipment
	2017	2016
Plant and machinery	$2,461,719	$2,288,059
Automobiles	147,310	138,029
Office and computer equipment	51,034	26,713
Total property and equipment	2,660,063	2,452,801
Less: Accumulated depreciation	(2,128,596)	(1,046,661)
Property and equipment, net	$531,467	$1,406,140